Accounts Receivable (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Accounts Receivable [Abstract]
Accounts receivable written off	¥ 1.9